RESULT FROM INVESTMENTS - Narrative (Details) - EUR (€) € in Thousands		2 Months Ended	12 Months Ended
	Nov. 07, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Other income from subsidiaries, jointly controlled entities and associates			€ 2,437	€ 3,066	€ 0
Ferrari Financial Services GmbH
Investment [Line Items]
Other income from subsidiaries, gain on sale of majority stake	€ 660
Other income from subsidiaries, gain on fair value measurement of non-controlling interest	€ 1,489
Other income from subsidiaries, proportionate share of net profits		€ 917